Label	Element	Value
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.30%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	28.60%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $653.99 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(30.20%)